Equity affiliates, other investments and related parties - Associates (Details) $ in Millions		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Associates
Non current assets	$ 178,140	$ 178,140	$ 182,322	$ 186,453
Current assets	125,724	125,724	111,136	79,679
TOTAL ASSETS	303,864	303,864	293,458	266,132
Shareholder's equity	114,570	114,570	114,999	106,085	$ 119,305
Non current liabilities	79,516	79,516	83,357	95,371
Current liabilities	109,778	109,778	95,102	64,676
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	303,864	303,864	293,458	266,132
Revenues from sales		263,310	184,634	119,704
Net income		21,044	16,366	(7,336)
Other comprehensive income		(3,109)	(1,446)	1,230
Equity value	$ 24,156	24,156	26,521	22,847
Profit/(loss)		(1,892)	3,438	452
Share of Other Comprehensive Income, net amount		3,497	706	(1,831)
Novatek
Associates
% owned	19.40%
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals
Associates
Non current assets	$ 10,003	10,003	10,264	10,698
Current assets	3,615	3,615	2,221	1,211
TOTAL ASSETS	13,618	13,618	12,485	11,909
Shareholder's equity	3,858	3,858	1,164	1,256
Non current liabilities	6,365	6,365	7,322	7,994
Current liabilities	3,395	3,395	3,999	2,659
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	13,618	13,618	12,485	11,909
Revenues from sales		20,492	11,123	6,031
Net income		2,409	(245)	(686)
Other comprehensive income		$ 284	$ 155	$ (171)
% owned		37.50%	37.50%	37.50%
Equity value	1,447	$ 1,447	$ 437	$ 471
Profit/(loss)		903	(92)	(257)
Share of Other Comprehensive Income, net amount		$ 147	116	(128)
Refinery production capacity (in barrels per day) | item		460,000
Qatar | Refining & Chemicals
Associates
Non current assets	3,905	$ 3,905	3,909	4,105
Current assets	2,491	2,491	1,908	1,521
TOTAL ASSETS	6,396	6,396	5,817	5,626
Shareholder's equity	2,737	2,737	2,693	2,717
Non current liabilities	2,062	2,062	1,906	2,171
Current liabilities	1,597	1,597	1,218	738
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,396	6,396	5,817	5,626
Revenues from sales		13,193	9,266	5,222
Net income		629	649	91
Other comprehensive income		(5)	(5)
Equity value	703	703	693	716
Profit/(loss)		161	174	57
Share of Other Comprehensive Income, net amount		10	13	(16)
Dividends paid to TotalEnergies		$ 138	199	63
Qatar Petrochemical Company Q.S.C. (QAPCO) | Refining & Chemicals
Associates
% owned		20.00%
Qatofin Company Limited | Refining & Chemicals
Associates
% owned		49.08%
Laffan Refinery Company Limited | Refining & Chemicals
Associates
% owned		10.00%
Laffan Refinery Company Limited 2 | Refining & Chemicals
Associates
% owned		10.00%
Exploration and production activities | Novatek
Associates
Non current assets			26,954	23,748
Current assets			8,208	4,170
TOTAL ASSETS			35,162	27,918
Shareholder's equity			25,944	22,160
Non current liabilities			3,246	3,164
Current liabilities			5,972	2,594
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY			35,162	27,918
Revenues from sales			15,876	9,733
Net income			5,871	1,759
Other comprehensive income			$ (82)	$ (3,206)
% owned		19.40%	19.40%	19.40%
Equity value			$ 6,243	$ 5,596
Including goodwill and identifiable assets			1,210	1,297
Profit/(loss)		$ (5,747)	1,065	264
Share of Other Comprehensive Income, net amount		3,118	446	(1,409)
Dividends paid to TotalEnergies		883	387	229
Exploration and production activities | Liquefaction entities
Associates
Non current assets	40,850	40,850	39,348	34,273
Current assets	8,276	8,276	11,075	7,537
TOTAL ASSETS	49,126	49,126	50,423	41,810
Shareholder's equity	19,188	19,188	23,867	23,403
Non current liabilities	22,312	22,312	19,659	13,608
Current liabilities	7,626	7,626	6,897	4,799
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	49,126	49,126	50,423	41,810
Revenues from sales		35,888	23,243	15,584
Net income		10,247	8,056	2,416
Equity value	3,243	3,243	5,582	5,534
Including goodwill and identifiable assets	34	34	1,832	1,837
Profit/(loss)		(340)	1,024	237
Share of Other Comprehensive Income, net amount		(71)	85	(122)
Dividends paid to TotalEnergies		$ 1,224	817	406
Exploration and production activities | Nigeria LNG Limited
Associates
% owned		15.00%
Exploration and production activities | TotalEnergies LNG Angola
Associates
% owned		13.60%
Exploration and production activities | Yemen LNG Company Limited
Associates
% owned		39.62%
Exploration and production activities | Qatar Liquefied Gas Company Limited
Associates
% owned		10.00%
Exploration and production activities | Qatar Liquefied Gas Company Limited (II)
Associates
% owned		16.70%
Exploration and production activities | Oman LNG, LLC
Associates
% owned		5.54%
Exploration and production activities | Abu Dhabi Gas Liquefaction Company Limited
Associates
% owned		5.00%
Exploration and production activities | Arctic LNG 2 LLC
Associates
% owned		10.00%
Exploration and production activities | PetroCedeno
Associates
Non current assets				4,008
Current assets				6,428
TOTAL ASSETS				10,436
Shareholder's equity				4,548
Non current liabilities				73
Current liabilities				5,815
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY				10,436
Revenues from sales				$ 66
% owned				30.32%
Equity value				$ 1,379
Renewables and Electricity activities | Adani Green Energy Limited (AGEL)
Associates
Non current assets	6,961	$ 6,961	6,223
Current assets	769	769	1,042
TOTAL ASSETS	7,730	7,730	7,265
Shareholder's equity	807	807	316
Non current liabilities	5,805	5,805	5,560
Current liabilities	1,118	1,118	1,389
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	7,730	7,730	7,265
Revenues from sales		1,073	545
Net income		104	35
Other comprehensive income		$ (112)	$ (10)
% owned		19.74%	20.00%
Equity value	1,856	$ 1,856	$ 2,102
Including goodwill and identifiable assets	$ 1,697	1,697	2,039
Profit/(loss)		21	7
Share of Other Comprehensive Income, net amount		$ 23	$ 6